ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Comprehensive Income (Loss), before Reclassification Adjustments and Tax [Abstract]
Unrealized gain (loss) on debt securities	$ (67,759)	$ 36,643	$ 65,858
Unrealized gain (loss) on derivatives			281
Retirement obligations	3,068	2,001	4,630
Total	(65,316)	38,644	70,769
Other Comprehensive Income (Loss) Reclassifications before Tax [Abstract]
Unrealized gain (loss) on debt securities	(759)	(4,563)	(370)
Unrealized gain (loss) on derivatives			0
Retirement obligation	2,198	1,921	1,390
Total	(2,957)	(6,484)	(1,760)
Transactions Pre-tax
Unrealized gain (loss) on debt securities	(67,000)	41,206	66,228
Unrealized gain (loss) on derivatives			281
Retirement obligation	5,266	3,922	6,020
Total	(62,359)	45,128	72,529
Transactions Tax-effect
Unrealized gain (loss) on debt securities	14,462	(8,894)	(14,269)
Unrealized gain (loss) on derivatives			(64)
Retirement obligation	(1,200)	(893)	(1,371)
Total	13,262	(9,787)	(15,704)
Transactions Net of tax
Unrealized gain (loss) on debt securities	(52,538)	32,312	51,959
Unrealized gain (loss) on derivatives			217
Retirement obligation	4,066	3,029	4,649
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(625)	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(625)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	(625)
Other Comprehensive Income (Loss), Reclassification, Foreign Currency Transaction	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax	(625)
Total	(49,097)	35,341	56,825
Cumulative effect of accounting change
Unrealized gain (loss) on debt securities			906
Unrealized gain (loss) on derivatives			0
Retirement obligation			0
Total			906
Balances Net of tax
Unrealized gain (loss) on debt securities	21,038	73,576	41,264	$ (11,601)
Unrealized gain (loss) on derivatives			0	(217)
Retirement obligation	(20,846)	(24,912)	(27,941)	(32,590)
Total	$ (433)	$ 48,664	$ 13,323	$ (44,408)